Subsequent Events (Unaudited)	6 Months Ended
Jun. 30, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
18.           SUBSEQUENT EVENTS (UNAUDITED)

Proposed Acquisitions

              Telco Professional Services Division.  In November 2012, the Company executed a definitive agreement to acquire the Telco Professional Services and Handset Testing business division (Telco) of Tekmark Global Solutions, LLC, a New Jersey limited liability company.  The Company plans to integrate this professional service and telecommunications staffing business with its ADEX subsidiary in order to expand its project staffing business and its access to skilled labor.

Under the terms of the purchase agreement, the Company will acquire certain assets and assume certain liabilities of Telco in exchange for the following consideration to be paid or issued by the Company at the closing: (i) cash in an amount equal to five times Telco’s trailing twelve-month EBITDA, less $2.6 million and (ii) a number of shares of the Company’s common stock having a value equal to one times Telco’s trailing 12-month EBITDA. The Company and Tekmark are required within 60 days of closing to adjust the initial closing payment such that it equals Telco’s true trailing 12-month EBITDA after accounting for any additional liabilities or adjustments. The Company also agreed to make a cash payment in an amount equal to Telco’s forward EBITDA calculated for the 12-month period commencing on the day of the first calendar month after the closing date.

In addition, the purchase consideration is also required to be increased by Telco’s excess net working capital at closing, which consists of current assets (including accounts receivable), less current liabilities, less total payroll expenses (including applicable fringe benefits) and fixed operating costs for the 60 days prior to closing.

At Tekmark’s discretion, a portion of the original cash payment can be taken in the Company’s common stock with a put provision requiring the Company to repurchase such shares for the original cash value under certain circumstances.

Finally, as additional consideration, the Company agreed to pay Tekmark an amount equal to two times the growth of Telco’s adjusted EBITDA in excess of the calculation used for the initial cash payment for each of the two 12-month periods immediately following the closing date.

The acquisition of Telco is contingent upon the Company raising debt or additional equity to fund the cash portion of the purchase price. There can be no assurance, however, that the Company will be able to obtain additional financing on terms that are acceptable to the Company, if at all.

              Integration Partners-NY Corporation.  In November 2012, the Company executed a definitive agreement to acquire Integration Partners-NY Corporation (IPC), a full-service voice and data network engineering firm based in New York.  IPC serves both corporate enterprises and telecommunications service providers.  The Company believes the acquisition of IPC will support the cloud and managed services aspect of its business, as well as improve its systems integration and applications capabilities.

Under the terms of the purchase agreement, the Company will acquire all the capital stock of IPC in exchange for the following consideration to be paid or issued by the Company at the closing: (i) cash in an amount equal to five and two tenths (5.2X) times IPC’s trailing 12-month EBITDA, and (ii) a number of shares of the Company’s common stock having a value equal to two tenths of one percent (.2X) times IPC’s trailing 12-month EBITDA.

The Company also agreed to pay an amount equal to six tenths of one percent (.6X) times IPC’s forward EBITDA calculated for the 12-month period commencing on the first day of the first calendar month after the closing date.

As additional consideration, the Company agreed to pay the IPC shareholders an amount equal to two (2X)  times the growth of IPC’s adjusted EBITDA in excess of the calculation used for the initial cash payment  for each of the two 12-month periods immediately following the closing date.

Any of IPC’s shareholders can elect to take the Company’s common stock instead of cash at closing, provided that such portion of the purchase price cannot exceed one (1X) times IPC’s EBITDA.

An amount equal to seven percent (7%) of the total consideration will be placed in escrow for nine months to account for any contingent liabilities, bad debts or breaches of any representations and warranties and covenants by the sellers in the purchase agreement.

Conversion of Redeemable Preferred Stock into Common Stock

During August 2013, the Company issued 534,819 shares of common stock upon the conversion of 3,350 shares of redeemable Series E Preferred Stock with a face value of $3,350,000.